Schedule of Restricted Stock Units (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares	7,640,000			11,900,000
Weighted average exercise price, Ending Balance | $ / shares		$ 0.12		$ 0.11
Number of restricted stock units, granted	7,210,000	0.24	0.31	450,000
Weighted average fair value per award, granted | $ / shares		$ 0.27		$ 0.32
Number of restricted stock units, Vested | shares	(10,345,000)
Number of options outstanding, Ending Balance | shares	11,500,000			7,640,000
Weighted average exercise price, Ending Balance | $ / shares		0.19		$ 0.12
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares
Weighted average exercise price, Ending Balance | $ / shares
Number of restricted stock units, granted | shares	4,425,062			1,325,000
Weighted average fair value per award, granted | $ / shares		0.22		$ 0.16
Number of restricted stock units, Vested | shares	(4,425,062)			(1,325,000)
Weighted average fair value per award, Vested | $ / shares		0.22		$ 0.16
Number of options outstanding, Ending Balance | shares
Weighted average exercise price, Ending Balance | $ / shares